Stock Options, Stock Appreciation Rights and Warrants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding, Beginning	4,724,000	4,728,000	4,728,000
Number of Shares, Outstanding, Ending	4,564,000		4,724,000	4,728,000
Number of Shares, Exercisable	4,564,000
Weighted Average Exercise Price, Outstanding, Ending	$ 2.00
Weighted Average Exercise Price, Exercisable	$ 2.00
Stock Options [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding, Beginning	4,724,000	4,728,000	4,728,000	3,275,000
Number of Shares, Exercised			(2,000)	(2,000)
Number of Shares, Granted				1,455,000
Number of Shares, Expired	(160,000)		(2,000)
Number of Shares, Outstanding, Ending	4,564,000	4,728,000	4,724,000	4,728,000
Number of Shares, Exercisable	4,564,000	4,728,000	4,724,000	4,728,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.98	$ 1.98	$ 1.98	$ 1.97
Weighted Average Exercise Price, Exercised			0.85	0.51
Weighted Average Exercise Price, Granted				2.00
Weighted Average Exercise Price, Expired	1.25		0.85
Weighted Average Exercise Price, Outstanding, Ending	2.00	1.98	1.98	1.98
Weighted Average Exercise Price, Exercisable	$ 2.00	$ 1.98	$ 1.98	$ 1.98
Weighted Average Remaining Contractual Term, Outstanding (in years), Beginning	1 year 7 days	1 year 4 months 28 days	1 year 4 months 28 days	1 year 2 months 27 days
Weighted Average Remaining Contractual Term, Granted (in years)				2 years 11 days
Weighted Average Remaining Contractual Term, Outstanding (in years), Ending	9 months 18 days	1 year 1 month 27 days	1 year 7 days	1 year 4 months 28 days
Weighted Average Remaining Contractual Term, Exercisable (in years)	9 months 18 days	1 year 1 month 27 days	1 year 7 days	1 year 4 months 28 days
Aggregate Intrinsic Value, Outstanding, Beginning		$ 26,240	$ 26,240	$ 1,923,170
Aggregate Intrinsic Value, Exercisable		560		26,240
Aggregate Intrinsic Value, Outstanding, Ending		$ 560		$ 26,240